CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income	$ 219	$ 135	$ 546	$ 181
Items that will not be reclassified subsequently to profit or loss:
Marketable securities	4	2	(12)	2
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(1,175)	(255)	(1,062)	(52)
Cash flow hedge	(29)	23	(58)	28
Net investment hedge	99	(76)	47	(197)
Taxes on the above items	2	(3)	5	2
Equity accounted investments	50	(26)	63	(52)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(1,053)	(337)	(1,005)	(271)
Total other comprehensive income (loss)	(1,049)	(335)	(1,017)	(269)
Comprehensive income	(830)	(200)	(471)	(88)
Attributable to:
Limited partners	(299)	(121)	(161)	(133)
General partner	32	27	67	55
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(125)	(51)	(68)	(57)
Interest of others in operating subsidiaries	$ (438)	$ (55)	$ (309)	$ 47